Shareholder Fees	Sep. 25, 2025 USD ($)
ARK DIET Q1 Buffer ETF | ARK DIET Q1 Buffer ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
ARK DIET Q2 Buffer ETF | ARK DIET Q2 Buffer ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK DIET Q3 Buffer ETF | ARK DIET Q3 Buffer ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
ARK DIET Q4 Buffer ETF | ARK DIET Q4 Buffer ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0